Taxation, Non-recognised Tax Losses (Details) $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($)
Australia [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	$ 12,591
Movement during the period	(200)
Balance at the end of the period	12,390
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	4,792
Movement during the period	0
Balance at the end of the period	4,792
Total revenue and capital losses not recognized	17,182
USA [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	17,804
Movement during the period	5,283
Balance at the end of the period	23,087
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	23,087
Canada [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	188
Movement during the period	0
Balance at the end of the period	188
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	$ 188